Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of information about consolidated structured entities [line items]
Commitments and Contingencies [Text Block]

Note 5 - Commitments and Contingencies

Underwriting Agreement

The Company paid a discount of 2.0% of the per Unit offering price to the underwriters at the closing of the Offering, with an additional fee of 3.5% of the gross offering proceeds payable only upon the Company's completion of its Initial Business Combination (the "Deferred Discount").

A Deferred Discount of $11,068,750 will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination. On January 16, 2023, the underwriters from the Initial Public Offering expressly waived their entitlement to the deferred underwriting fees of $11,068,750. Based on this arrangement, the Company was no longer obligated to pay the underwriter when the Company completed its Initial Business Combination.

Accrued Due Diligence Expenses

Due diligence expenses of approximately $10 million have been accrued in connection with completing an Initial Business Combination and became payable when the Company completed its Initial Business Combination on February 23, 2023 or twenty-four months from the respective invoice date. The Company will pay these expenses within 60 days following the Closing Date of the Initial Business Combination.

Risks and Uncertainties

The Company continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or the results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these consolidated financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.